UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

       Dreyfus Premier International Funds, Inc.
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-6490

     Securities Act File Number:  33-44254

4(a).     Last day of fiscal year for which this notice is filed:

          October 31, 1998

4(b).     [   ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [   ] Check box if this is the last time the issuer will be
     filing this Form.

Dreyfus Premier International Growth Fund - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $62,502,225
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $71,212,104
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $24,053,461
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$95,265,565
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $  -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(32,763,340)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

Dreyfus Premier International Growth Fund - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $15,251,519
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $17,753,575
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $14,172,252
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$31,925,827
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $  -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(16,674,308)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

Dreyfus Premier International Growth Fund - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $326,611
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $148,177
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$148,177
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $178,434
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(   -0-   )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 49.60
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  49.60
                                                              =============

Dreyfus Premier International Growth Fund - Class R
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $60,037
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $79,530
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$79,530
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $  -0-
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(19,493)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

Dreyfus Premier Greater China Fund - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $1,413,371
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $2,689
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$2,689
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $1,410,682
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $( -0-  )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$392.17
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  392.17
                                                              =============

Dreyfus Premier Greater China Fund - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $222,500
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   -0-
          repurchased during the fiscal year:         ---------------


    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$   -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $222,500
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(  -0-  )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$61.86
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  61.86
                                                              =============

Dreyfus Premier Greater China Fund - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $200,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $    -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  -0-
          Items 5(ii) and 5(iii):                          --------------


      (v) Net Sales - if Item 5(I) is greater than   $200,000
          Item 5(iv) [subtract Item 5(iv) from Item   ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $( -0-  )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$55.60
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  55.60
                                                              =============

Dreyfus Premier Greater China Fund - Class R
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $200,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$  -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $200,000
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(  -0-  )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$55.60
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  55.60
                                                              =============
Dreyfus Premier Global Allocation Fund - Class A
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $7,001,300
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $     -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$   -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $7,001,300
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(  -0- )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$1,946.36
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  1,946.36
                                                              =============

Dreyfus Premier Global Allocation Fund - Class B
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $7,000,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $7,000,000
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(  -0- )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$1,946.00
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  1,946.00
                                                              =============
Dreyfus Premier Global Allocation Fund - Class C
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $2,000,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $   -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $   -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $2,000,000
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(  -0- )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$556.00
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  556.00
                                                              =============

Dreyfus Premier Global Allocation Fund - Class R
5.   Calculation of registration fee:

      (I) Aggregate sale price of securities sold        $4,000,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $    -0-
          repurchased during the fiscal year:         ---------------


    (iii) Aggregate price of securities redeemed or  $    -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$   -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $4,000,000
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(   -0-   )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000278
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$1,112.00
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$    N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  1,112.00
                                                              =============

TOTAL FOR ALL FUNDS:                                             $ 6,175.19
                                                              =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/Michael Petrucelli, Vice President


     Date:


* Please print the name and title of the signing officer below the signature.